COMMITMENTS AND CONTINGENCIES (Details Narrative) ¥ in Millions			4 Months Ended			12 Months Ended
	Jul. 06, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Oct. 16, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jul. 06, 2018 CNY (¥)	Jul. 02, 2018	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)
Loss Contingencies [Line Items]
[custom:CapitalExpendituresFutureMinimumPaymentsDue-0]						$ 10,910,061
Subsequent Event [Member]
Loss Contingencies [Line Items]
Payments to Acquire Productive Assets					$ 5,900,000
[custom:CapitalExpendituresFutureMinimumPaymentsDue-0]					$ 5,900,000			$ 5,930,568
Maximum [Member]
Loss Contingencies [Line Items]
Ownership percentage															20.00%
Dogness Intelligence Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Capital	$ 12,400,000
Ownership percentage	58.00%													58.00%
Dogness Intelligence Technology Co Ltd [Member] | RMB [Member]
Loss Contingencies [Line Items]
Capital | ¥														¥ 80.0
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Loss Contingencies [Line Items]
Capital	$ 7,200,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member]
Loss Contingencies [Line Items]
Capital | ¥														¥ 46.4
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Loss Contingencies [Line Items]
Capital						300,000						$ 6,300,000				$ 9,300,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | December 30, 2025 [Member]
Loss Contingencies [Line Items]
Capital						2,700,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | RMB [Member]
Loss Contingencies [Line Items]
Capital | ¥									¥ 1.8				¥ 40.9				¥ 60.0
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | RMB [Member] | December 30, 2025 [Member]
Loss Contingencies [Line Items]
Capital | ¥									17.3
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Loss Contingencies [Line Items]
Capital						2,500,000						$ 6,000,000.0
Payments to Acquire Productive Assets						25,000,000.0
[custom:CapitalExpendituresFutureMinimumPaymentsDue-0]						10,803,343
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
[custom:CapitalExpendituresFutureMinimumPaymentsDue-0]								$ 5,872,427
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Capital										$ 7,700,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Capital										$ 8,500,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member]
Loss Contingencies [Line Items]
Capital | ¥									16.0				¥ 39.0
Payments to Acquire Productive Assets | ¥							¥ 161.3
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Capital | ¥											¥ 50.0
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Capital | ¥											¥ 55.0
Dogness Network Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Capital						$ 1,200,000
Ownership percentage	10.00%													10.00%
Capital contribution	$ 1,200,000
Dogness Network Technology Co Ltd [Member] | RMB [Member]
Loss Contingencies [Line Items]
Capital | ¥									¥ 8.0
Capital contribution | ¥		¥ 8.0
Meijia and Dongguan Jiasheng [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payments to Acquire Productive Assets			$ 5,000,000.0
Meijia and Dongguan Jiasheng [Member] | RMB [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payments to Acquire Productive Assets | ¥				¥ 32.1